Stock-based Compensation (Expense and Tax Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 64	$ 63	$ 81
Tax benefit recognized in income	15	16	18
Excess tax benefit recognized in income	10	14	10
Stock Option Awards [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	11	8	12
Employee Share Investment Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	26	23	20
Share Units Plan [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	25	31	47
Voluntary Incentive Deferral Plan (VIDP) [Member]
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total stock-based compensation expense	$ 2	$ 1	$ 2